Adoption of new accounting pronouncements (Schedule detailed information about impact of IFRS 16 on statement of financial position) (Details) - USD ($)	Oct. 31, 2020	Oct. 31, 2019
Disclosure of initial application of standards or interpretations [line items]
Current lease liabilities	$ 36,442
Non-current lease liabilities	$ 15,628	$ 0
Previously stated [Member]
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets		0
Current lease liabilities		0
Non-current lease liabilities		0
Impacts from adoption [Member]
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets		74,307
Current lease liabilities		36,442
Non-current lease liabilities		37,865
Restated, November 1, 2019 [Member]
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets		74,307
Current lease liabilities		36,442
Non-current lease liabilities		$ 37,865